Note 9 - Capital Stock (Details) - Summary of Options Outstanding (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Capital Stock (Details) - Summary of Options Outstanding [Line Items]
Exercise Price (in Dollars per share)	$ 1.16	$ 1.30	$ 1.41
Options Outstanding	2,864,259	1,611,333	1,083,333
Options Exercisable	2,643,463
Non-Vested Options	220,796
Range Five [Member]
Note 9 - Capital Stock (Details) - Summary of Options Outstanding [Line Items]
Exercise Price (in Dollars per share)	$ 1.41
Options Outstanding	1,083,333
Average Remaining Contractual Lives	1 year 292 days
Options Exercisable	1,083,333
Range Seven [Member]
Note 9 - Capital Stock (Details) - Summary of Options Outstanding [Line Items]
Exercise Price (in Dollars per share)	$ 1.00
Options Outstanding	1,780,926
Average Remaining Contractual Lives	8 years 6 months
Options Exercisable	1,560,130
Non-Vested Options	220,796